FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

                        February 24, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  File Room



Re:         Fidelity Trend Fund (the
            trust):
            Fidelity Trend Fund (the fund)
            File No. 2-15063 and 811-790

______________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced fund does not differ from that filed in the most recent post-effective amendment, which was filed electronically.

        Very truly yours,







        /s/Eric D. Roiter
           Eric D. Roiter Secretary